Trade and Other Receivables - Summary of Balance of Past Due But Not Impaired Trade Receivables (Detail) - Trade Receivables [Member] - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables Past Due but not Impaired	$ 58,268,914	$ 86,687,926
Less Than Three Months [Member]
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables Past Due but not Impaired	37,711,262	54,488,473
Between Three and Six Months [Member]
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables Past Due but not Impaired	3,916,489	9,008,195
Between Six and Twelve Months [Member]
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables Past Due but not Impaired	5,312,988	7,123,391
More Than Twelve Months [Member]
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables Past Due but not Impaired	$ 11,328,175	$ 16,067,867